Offerings	Oct. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 997,984.249
Fee Rate	0.01531%
Amount of Registration Fee	$ 152.79
Offering Note

(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of March 31, 2025. The fee of $152.79 was paid in connection with the filing of the Schedule TO-I by Fairway Private Equity & Venture Capital Opportunities Fund on July 31, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 997,984.249
Amount of Registration Fee	$ 152.79
Offering Note

(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of March 31, 2025. The fee of $152.79 was paid in connection with the filing of the Schedule TO-I by Fairway Private Equity & Venture Capital Opportunities Fund on July 31, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.